CHANGES IN SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2016
Balance at the beginning of the period	$ 4,619.2	$ 4,619.2
Adjustment on initial application of IFRS 9		(56.3)
Balance at the end of the period		4,527.3
Adoption of IFRS 16 | Forecast | Minimum
Lease liabilities			$ 35.0
Adoption of IFRS 16 | Forecast | Maximum
Lease liabilities			$ 55.0
Accumulated other comprehensive income (loss)
Balance at the beginning of the period	21.1	21.1
Adjusted balance at the beginning of the period	(35.2)			$ 39.1
Balance at the end of the period		(98.5)
Accumulated other comprehensive income (loss) | Initial application of IFRS 9
Adjustment on initial application of IFRS 9	(56.3)	(56.3)
Accumulated deficit
Balance at the beginning of the period	(10,580.7)	(10,580.7)
Adjusted balance at the beginning of the period	(10,524.4)			$ (11,026.1)
Balance at the end of the period		$ (10,548.0)
Accumulated deficit | Initial application of IFRS 9
Adjustment on initial application of IFRS 9	$ 56.3